Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Summary of Defined Benefit Obligations, Plan Assets and Asset Ceiling

A summary of the Group’s defined benefit obligations, plan assets and asset ceiling as of December 31, 2024 and 2023 is outlined below:

	December 31,
	2024	2023
(in USD and thousands)
Present value of pension obligations	$58,018	$49,884
Plan assets	(56,421)	(48,981)
Net book value of pension obligations	$1,597	$903

Summary of Changes in Plan Assets, Defined Benefit Obligations and Asset Ceiling

A summary of the changes in plan assets, defined benefit obligations and asset ceiling is outlined below:

Plan assets

	December 31,
	2024	2023
(in USD and thousands)
Balance as of January 1	$48,981	$36,642
Interest income	718	865
Return on plan assets	4,731	(1,312)
Contributions by participants and employer	8,965	9,472
Other(1)	302	4,754
Benefits paid	(3,530)	(5,619)
Translation differences	(3,746)	4,179
Balance as of December 31	$56,421	$48,981

Defined benefit obligations

	December 31,
	2024	2023
(in USD and thousands)
Balance as of January 1	$49,884	$36,397
Service costs	3,559	2,452
Interest expense	705	826
Contributions by participants	4,408	4,662
Actuarial losses	6,484	2,227
Other(1)	302	4,754
Benefits paid	(3,530)	(5,619)
Translation differences	(3,794)	4,185
Balance as of December 31	$58,018	$49,884
(1)
These amounts relate to the plan assets and defined benefit obligations of employees with seasonal contracts who do not have active contracts with the Group as of December 31 of the respective period.

Asset ceiling

	December 31,
	2024	2023
(in USD and thousands)
Balance as of January 1	$—	$367
Asset ceiling effect excluding interest expense and foreign currency translation	—	(377)
Foreign currency translation	—	10
Balance as of December 31	$—	$—

Summary of Reconciliation of Net Pension Liability

Reconciliation of net pension liability

	December 31,
	2024	2023
(in USD and thousands)
Net pension liability as of January 1	$903	$122
Pension expenses recognized in the consolidated statements of operations	3,546	2,413
Amounts recognized in the consolidated statements of other comprehensive income (loss)	1,753	3,162
Contributions by employer	(4,557)	(4,810)
Translation differences	(48)	16
Net pension liability as of December 31	$1,597	$903

Summary of Amounts Included in Consolidated Statements of Operations and Consolidated Statements of Other Comprehensive Income (Loss)

A summary of the amounts included in the Group’s consolidated statements of operations and consolidated statements of other comprehensive income (loss) for the years ended December 31, 2024, 2023 and 2022 is outlined below:

	Year Ended December 31,
	2024	2023	2022
(in USD and thousands)
Service costs	$3,559	$2,452	$3,214
Interest on defined benefit obligation	(13)	(39)	—
Pension expenses recognized in the consolidated statements of operations	$3,546	$2,413	$3,214

Actuarial (losses) gains	$(6,484)	$(2,227)	$4,504
Return on plan assets	4,731	(1,312)	(4,136)
Effect of limiting defined benefit asset (asset ceiling)	—	377	(367)
Gains (losses) recognized in the consolidated statements of other comprehensive income (loss)	$(1,753)	$(3,162)	$1

Schedule of Analysis of Fair Value of Plan Assets	the fair value of the Group’s plan assets in each plan compared to its total plan assets:

	Year Ended December 31, 2024			Year Ended December 31, 2023			Year Ended December 31, 2022
	Quoted	Not Quoted	Total	Quoted	Not Quoted	Total	Quoted	Not Quoted	Total
Equity securities	30%	0%	30%	29%	0%	29%	28%	0%	28%
Debt securities	32%	0%	32%	32%	0%	32%	30%	0%	30%
Property	11%	13%	24%	12%	13%	25%	14%	13%	27%
Cash and cash equivalents	1%	2%	3%	2%	2%	4%	2%	2%	4%
Other investments	4%	7%	11%	4%	6%	10%	4%	7%	11%
Total	78%	22%	100%	79%	21%	100%	78%	22%	100%

Summary of Primary Actuarial Assumptions for the Weighted Average Rates	The primary actuarial assumptions for the weighted average rates for the years ended December 31, 2024, 2023 and 2022 is outlined below:

	Year Ended December 31,
The weighted average rates	2024	2023	2022
Discount rate	1.00%	1.50%	2.25%
Salary increase rate	3.00%	1.00%	1.00%